Business Acquisition	12 Months Ended
Dec. 31, 2022
Business Combination
Business Acquisition

7.	Business acquisition
Acquisition of Dada
In February 2022, the Group acquired additional number of ordinary shares of Dada, China’s leading local on-demand delivery and retail platform, for a total consideration of
US$800 million with a combination of cash and certain strategic resources to Dada. The Group held, taking into account its existing shareholding, approximately 52% of Dada’s issued and outstanding shares and consolidated the financial results of Dada into the Group’s consolidated financial statements since February 28, 2022.
The Group recognized a remeasurement gain of RMB72 million associated with the previously held equity interests of Dada in “Share of results of equity investees”. The fair value of the previously held equity interests was determined by the market price of shares of Dada at the acquisition date. Details of the equity interests of Dada accounted for equity method prior to the acquisition is disclosed in Note 8.
The purchase price as of the date of acquisition is comprised of:

Amounts
(RMB in millions)

Cash	3,452
Business cooperation agreement as consideration of the acquisition	1,606
Fair value of previously held equity interests	5,702

Total	10,760

The transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The allocation of the purchase price based on the fair values of the acquired assets and liabilities assumed as of the date of acquisition is summarized as follows:

Amounts
(RMB in millions)

Net assets acquired	7,549
Newly identified and appreciation of intangible assets
- Trademarks and domain names	805
- Technology	525
- Relationship with riders	640
- Consumer base	120
Premium not reflected in goodwill	3,623
Goodwill	4,542
Deferred tax liabilities	(522)
Non-controlling interests	(6,522)

Total	10,760

The premium not reflected in goodwill was recognized as a loss of
RMB3,623
million in “others, net” resulting from the change of Dada’s share price prior to the closing of the acquisition.
Net assets acquired primarily consisted of cash and cash equivalents and restricted cash of RMB4,623 million as of the date of acquisition. Acquired amortizable intangible assets had a weighted-average amortization period of 7.0 years. Fair value of the
non-controlling
interests was determined by the market price of shares of Dada at the acquisition date.
Goodwill arising from the acquisition of Dada was attributable to the benefit of expected synergies, the assembled workforce, revenue growth and future market development as of the date of acquisition and assigned to Dada reporting unit of RMB3,144 million and JD Retail reporting unit of RMB1,398 million on the basis of the expected synergies from the acquisition of Dada. Goodwill arising from the acquisition is not expected to be deductible for tax purposes.

Had the acquisition date of Dada been January 1, 2021, the revenue and net loss of the Group would have been RMB
956.8
 billion and
RMB
6.3
 billion in 2021, respectively, and
the
revenue
and net income
of the Group

would have been RMB
1,047.2
billion and
RMB
9.5
billion in 2022, respectively. The pro-forma information is for illustrative purposes only and is not necessarily an indication of revenue and results of operations of the Group that actually would have been achieved had the acquisition been completed on January 1, 2021, nor is it intended to be a projection of future results. The pro-forma amounts have been calculated after adjusting the results of Dada to reflect the additional amortization that would have been charged assuming the fair value adjustments to intangible assets had been applied from January 1, 2021.
Acquisition of CNLP
In September 2021, the Group, through JD Property, entered into a sale and purchase agreement to acquire additional shares of CNLP, which is principally engaged in the leasing of storage facilities and the related management services and was listed on the Main Board of the HKEX, representing approximately
26.38
% of the issued share capital of CNLP. In accordance with relevant listing rules, JD Property w as
 required to make an offer for all the issued shares of CNLP and an offer for all the outstanding convertible bonds of CNLP. As of March
1
,
2022
, JD Property
obtained
all the outstanding convertible bonds and
certain number
of CNLP’s issued and outstanding shares with a cash consideration of HK$
13,066
million. The Group obtained control of CNLP since it assigned all the board members of CNLP on March
1
,
2022
and held
approximately 80%
of shareholding interests. Prior to the acquisition, the Group held 10.6% of the issued share capital of CNLP and measured its investment in CNLP at fair value. The fair value of the previously held equity interests was determined by the market price of shares of CNLP at the acquisition date.
The purchase price as of the date of acquisition is comprised of:

Amounts
(RMB in millions)
Cash	10,538
Fair value of previously held equity interests	1,293

Total	11,831

The transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The allocation of the purchase price based on the fair values of the acquired assets and liabilities assumed as of the date of acquisition is summarized as follows:

Amounts
(RMB in millions)

Net assets acquired	4,309
Appreciation of property, equipment and software, construction in progress and land use right s	10,908
Goodwill	1,586
Deferred tax liabilities	(2,679)
Non-controlling interests	(2,293)

Total	11,831

Net assets acquired primarily consisted of property, equipment and software, construction in progress and land use rights of
 RMB
12,026
million and borrowings of RMB
8,886
million as of the date of acquisition. Fair value of the
non-controlling
interests was determined based on the market price of shares of CNLP at the acquisition date.
Goodwill arising from the acquisition of CNLP was attributable to the benefit of expected synergies, the assembled workforce, revenue growth and future market development as of the date of acquisition and recorded in New Businesses segment. Goodwill arising on the acquisition is not expected to be deductible for tax purposes.

Acquisition of CNLP (Continued)

Fr
om Mar
ch to July 2022, the Group acquired the remaining equity interest in CNLP with a total consideration of HK$3,072 million

(RMB2,637 million)
, which is treated as an equity transaction. CNLP
wa
s privatized on July 15, 2022.
 Upon completion of the transaction, CNLP became a wholly-owned subsidiary of the Company.
Results of operations attributable to the acquisition of CNLP and pro forma results of operations for the acquisition of CNLP have not been presented because they are not material to the consolidated statements of operations and comprehensive income/(loss) for the years ended December 31, 2021 and 2022.
Acquisition of Deppon Holdco
On March 11, 2022, the Group, through a subsidiary of JD Logistics, entered into a series of agreements with the shareholders of Deppon Holdco, in relation to the acquisition of approximately

99.99
%
equity interest of Deppon Holdco, which in turn holds approximately

66.5
%
of the issued share capital of Deppon Logistics Co., Ltd (“Deppon”), for a total consideration of approximately
RMB
8,976
million. Deppon is a company established under the laws of the PRC, the shares of which are listed on the Shanghai Stock Exchange (stock code: 603056). Deppon is an integrated, customer-centered logistics company providing a wide range of solutions including Less-Than-Truckload (LTL) transportation, Full Truck Load (FTL) transportation, delivery services, and warehousing management. The
a
cquisition was completed on July 26, 2022. Upon completion of the transaction, Deppon Holdco became a consolidated subsidiary of the Group.
Deppon Holdco owns certain entities, assets and liabilities that the Group and the founding vendors have agreed to exclude from the consolidated financial statements of Deppon Holdco (the “Excluded Business”), which the founding vendors shall be solely responsible for the costs, expenses and liabilities relating to the Excluded Business and its subsequent disposal. Accordingly, for those subsidiaries under the Excluded Business, the Group considers that it has no power, no exposures, nor rights to variable returns from involvement of their business operations. Further, the Group also does not have any ability to affect the amount of the Group’s returns from the aforesaid subsidiaries. Therefore, the Group considers that the control of these subsidiaries will not be obtained through the acquisition, thus the financial information of these subsidiaries under the Excluded Business will not be consolidated into the consolidated financial statements of the Group after the acquisition.
The purchase price as of the date of acquisition is comprised of:

Amounts
(RMB in millions)
Cash	8,976
The transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The allocation of the purchase price based on the fair values of the acquired assets and liabilities assumed as of the date of acquisition is summarized as follows:

Amounts
(RMB in millions)
Net assets acquired	6,570
Newly identified and appreciation of intangible assets
- Trademarks and domain names	1,661
- Technology	676
- Customer relationships	8
Appreciation of construction in progress and land use rights	15
Goodwill	5,350
Deferred tax liabilities	(590)
Non-controlling interests	(4,714)

Total	8,976

Net assets acquired primarily consisted of property, equipment and software, construction in progress and land use rights of
RMB5,306
million, short-term investments of RMB1,270 million and borrowings of
 RMB3,776
million as of the date of acquisition. Acquired amortizable intangible assets had a weighted-average amortization period of
15.3
years. Fair value of the
non-controlling
interests was determined based on the market price of shares of Deppon at the acquisition date.

The fair value of the trade receivables acquired was
 RMB2,101 million at the date of acquisition. The best estimate at acquisition date of the contractual cash flows not expected to be collected was not material
.
Goodwill arising from the acquisition of Deppon Holdco was attributable to the benefit of expected synergies, the assembled workforce, revenue growth and future market development as of the date of acquisition and recorded in JD Logistics segment. Goodwill arising on the acquisition is not expected to be deductible for tax purposes.
In March, 2022, the Group and Mr. Weixing Cui, one of the founding vendors of Deppon, entered into an option agreement in relation to the
43,009,184
shares of Deppon (the “Option Shares”) pledged to the Group, whereas Mr. Weixing Cui shall have the right to cause the Group to purchase all (but not less than all) of the Option Shares at put option price. The exercise of the put option is subject to certain conditions as set out in the option agreement, which is not solely within the control of JD Logistics. The Option Shares were recorded as redeemable non-controlling interests under mezzanine equity in amount of

RMB589 million at the acquisition date.
Had the acquisition date of Deppon been January 1, 2021, the revenue and net loss
of the Group would have been RMB982.8
b
illion and RMB4.5
b
illion in 2021,
respectively, and the revenue and net income
of the Gro
up
would have been RMB1,063.2
billion and RMB9.7
billion in 2022, respectively. The pro-forma information is for illustrative purposes only and is not necessarily an indication of revenue and results of operations of the Group that actually would have been achieved had the acquisition been completed on January 1, 2021, nor is it intended to be a projection of future results. The pro-forma amounts have been calculated after adjusting the results of Deppon to reflect the additional amortization that would have been charged assuming the fair value adjustments to intangible assets had been applied from January 1, 2021.

The consideration of the acquisition shall be settled in installments. As of December 31, 2022, deferred consideration payables of RMB575 million was recorded in “Accrued expenses and other current liabilities” and RMB445 million was recorded in “Other non-current liabilities
”.
The related transaction costs of these business combinations are not material to the consolidated financial statements.